Quarterly Holdings Report
for
Fidelity Managed Retirement Income Fund℠
April 30, 2023
RW22-NPRT3-0623
1.858586.115
Domestic Equity Funds - 6.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	17,658	211,549
Fidelity Series Commodity Strategy Fund (a)	1,278	126,149
Fidelity Series Large Cap Growth Index Fund (a)	8,598	134,391
Fidelity Series Large Cap Stock Fund (a)	8,245	148,984
Fidelity Series Large Cap Value Index Fund (a)	19,647	277,224
Fidelity Series Small Cap Core Fund (a)	175	1,718
Fidelity Series Small Cap Opportunities Fund (a)	5,602	67,846
Fidelity Series Value Discovery Fund (a)	6,897	102,074
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,010,731)		1,069,935

International Equity Funds - 11.9%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	8,691	122,197
Fidelity Series Emerging Markets Fund (a)	14,701	118,339
Fidelity Series Emerging Markets Opportunities Fund (a)	41,951	691,355
Fidelity Series International Growth Fund (a)	17,758	285,188
Fidelity Series International Index Fund (a)	10,250	117,152
Fidelity Series International Small Cap Fund (a)	5,518	89,773
Fidelity Series International Value Fund (a)	26,048	282,617
Fidelity Series Overseas Fund (a)	22,953	283,705
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,913,669)		1,990,326

Bond Funds - 71.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	351,498	3,342,750
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	12,647	101,933
Fidelity Series Corporate Bond Fund (a)	150,513	1,383,214
Fidelity Series Emerging Markets Debt Fund (a)	11,873	87,026
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,134	28,894
Fidelity Series Floating Rate High Income Fund (a)	1,885	16,757
Fidelity Series Government Bond Index Fund (a)	217,674	2,043,955
Fidelity Series High Income Fund (a)	11,037	90,612
Fidelity Series International Credit Fund (a)	959	7,459
Fidelity Series International Developed Markets Bond Index Fund (a)	77,564	664,724
Fidelity Series Investment Grade Bond Fund (a)	205,378	2,080,474
Fidelity Series Investment Grade Securitized Fund (a)	157,079	1,423,139
Fidelity Series Long-Term Treasury Bond Index Fund (a)	104,081	648,428
Fidelity Series Real Estate Income Fund (a)	2,671	25,693
TOTAL BOND FUNDS (Cost $13,119,621)		11,945,058

Short-Term Funds - 10.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 4.92% (a)(b)	380,177	380,177
Fidelity Series Short-Term Credit Fund (a)	31,958	309,352
Fidelity Series Treasury Bill Index Fund (a)	109,985	1,093,251
TOTAL SHORT-TERM FUNDS (Cost $1,796,373)		1,782,780

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $17,840,394)	16,788,099
NET OTHER ASSETS (LIABILITIES) - 0.0%	(448)
NET ASSETS - 100.0%	16,787,651

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,604,910	569,759	624,720	172,653	(17,034)	(190,165)	3,342,750
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	18,229	99,125	13,861	6,547	(755)	(805)	101,933
Fidelity Series Blue Chip Growth Fund	261,605	70,302	114,899	8,658	(35,508)	30,049	211,549
Fidelity Series Canada Fund	149,361	19,292	45,194	4,006	(1,063)	(199)	122,197
Fidelity Series Commodity Strategy Fund	272,004	181,002	154,984	146,920	(75,293)	(96,580)	126,149
Fidelity Series Corporate Bond Fund	1,389,346	232,885	189,150	38,626	(16,050)	(33,817)	1,383,214
Fidelity Series Emerging Markets Debt Fund	94,209	11,424	17,603	4,008	(5,150)	4,146	87,026
Fidelity Series Emerging Markets Debt Local Currency Fund	31,314	2,231	7,438	-	(850)	3,637	28,894
Fidelity Series Emerging Markets Fund	114,448	41,992	37,345	2,541	(7,226)	6,470	118,339
Fidelity Series Emerging Markets Opportunities Fund	1,035,222	95,727	444,924	21,274	(106,615)	111,945	691,355
Fidelity Series Floating Rate High Income Fund	17,773	5,128	6,208	1,018	(288)	352	16,757
Fidelity Series Government Bond Index Fund	2,040,519	356,127	281,263	33,050	(19,226)	(52,202)	2,043,955
Fidelity Series Government Money Market Fund 4.92%	334,931	157,453	112,207	10,715	-	-	380,177
Fidelity Series High Income Fund	97,582	12,094	15,807	4,548	(1,250)	(2,007)	90,612
Fidelity Series International Credit Fund	7,830	358	-	359	-	(729)	7,459
Fidelity Series International Developed Markets Bond Index Fund	721,484	83,458	95,464	13,533	(6,579)	(38,175)	664,724
Fidelity Series International Growth Fund	310,909	55,399	94,888	9,596	(14,243)	28,011	285,188
Fidelity Series International Index Fund	130,186	17,382	41,264	3,078	(4,187)	15,035	117,152
Fidelity Series International Small Cap Fund	95,915	15,394	21,066	5,284	(4,150)	3,680	89,773
Fidelity Series International Value Fund	308,251	50,777	105,315	9,396	(5,508)	34,412	282,617
Fidelity Series Investment Grade Bond Fund	2,109,226	342,730	293,362	57,027	(19,317)	(58,803)	2,080,474
Fidelity Series Investment Grade Securitized Fund	1,491,968	217,885	205,395	34,006	(13,313)	(68,006)	1,423,139
Fidelity Series Large Cap Growth Index Fund	165,518	33,100	62,563	919	581	(2,245)	134,391
Fidelity Series Large Cap Stock Fund	181,313	38,154	70,751	10,843	(89)	357	148,984
Fidelity Series Large Cap Value Index Fund	346,194	81,381	142,146	10,231	3,949	(12,154)	277,224
Fidelity Series Long-Term Treasury Bond Index Fund	795,851	170,346	250,750	16,155	(60,071)	(6,948)	648,428
Fidelity Series Overseas Fund	312,736	47,927	101,836	5,054	(8,372)	33,250	283,705
Fidelity Series Real Estate Income Fund	56,336	18,302	42,977	3,898	(4,728)	(1,240)	25,693
Fidelity Series Short-Term Credit Fund	334,147	24,367	48,775	5,332	(1,102)	715	309,352
Fidelity Series Small Cap Core Fund	-	1,691	-	-	-	27	1,718
Fidelity Series Small Cap Opportunities Fund	86,328	16,060	30,546	4,111	(3,342)	(654)	67,846
Fidelity Series Treasury Bill Index Fund	1,005,003	377,128	285,628	31,423	(597)	(2,655)	1,093,251
Fidelity Series Value Discovery Fund	127,676	27,513	49,813	5,457	1,538	(4,840)	102,074
	18,048,324	3,473,893	4,008,142	680,266	(425,838)	(300,138)	16,788,099

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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